SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of amounts detailed in segment reconciliation

	Year Ended December 31, 2022
	Travel	SAAS
	Marketplace	Platform	Corporate	Total
Third-party revenue	$157,473	2,011	—	159,484
Intersegment revenue	—	—	—	—
Revenue	$157,473	2,011	—	159,484
Adjusted EBITDA	$12,451	(570)	—	11,881
Depreciation and amortization	(11,223)	(547)	—	(11,770)
Stock-based compensation	(62,042)	—	—	(62,042)
Restructuring and related costs	(2,542)	—	—	(2,542)
Sale of export incentives	(760)	—	—	(760)
Legal expense			(744)	(744)
Warrant transaction expense			(326)	(326)
Operating loss				(66,303)
Other expense, net				(23,808)
Loss before income taxes				(90,111)
Provision for income taxes				(127)
Net loss				(90,238)

	Year Ended December 31, 2021
	Travel	SAAS
	Marketplace	Platform	Total
Third-party revenue	$92,038	1,156	93,194
Intersegment revenue	—	—	—
Revenue	$92,038	1,156	93,194
Adjusted EBITDA	$(3,745)	(1,710)	(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss			(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			(38,905)

Schedule of revenue by geographic area

	Year Ended December 31,
	2022	2021
United States	$149,781	$91,432
International	9,703	1,762
	$159,484	$93,194

Long-lived assets and operating lease assets by geographic areas

Year Ended December 31,
2022
United States	$1,016
International	$642
$1,658